Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	May 03, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility utilized				10.00%
Prepayment penalty				4.00%
Senior secured debt		$ 50,719	$ 63,093	$ 47,704
Debt, fair value				49,620
Assumed dividend rate		0.00%
Debt, outstanding principal amount		$ 55,822	69,107	52,845
Senior Subordinated Notes [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Note payable			$ 6,014	$ 5,141
Senior Term Loan [Member] | Capital Royalty Partners [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount	$ 50,000
Debt maturity date	Mar. 31, 2021	Mar. 31, 2021
Subordinated Debt [Member] | WCAS Capital Partners IV, L.P. [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Debt, outstanding principal amount	$ 5,000
Debt maturity date		Sep. 08, 2021	Sep. 08, 2021